POLEN FLOATING RATE INCOME ETF
Portfolio of Investments
January 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS† — 83.1%
Consumer Discretionary Products — 4.6%
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, 7.786% (SOFR +411 bps), 4/6/28(a)	$ 59,695	$ 59,621
Hunter Douglas Holding BV, Tranche B-1 Term Loan, 6.672% (SOFR +300 bps), 1/17/32(a)	49,749	49,707
International Entertainment JJCo.3 Ltd., New Facility B USD Loan, 6.667% (SOFR +300 bps), 4/29/32(a)(b)	49,588	49,402
MajorDrive Holdings IV, LLC, Initial Term Loan, 7.934% (SOFR +426 bps), 6/1/28(a)	109,066	104,158
MajorDrive Holdings IV, LLC, 2022 Incremental Term Loan, 9.322% (SOFR +565 bps), 6/1/29(a)	92,212	88,197
Skechers U.S.A., Inc. (Beach Acquisition Bidco, LLC), Tranche B-1 Term Loan, 6.922% (SOFR +325 bps), 9/13/32(a)	25,000	25,078
WH Borrower, LLC, Term Loan B, 8.389% (SOFR +450 bps), 2/20/32(a)	74,625	74,905
		451,068
Consumer Discretionary Services — 3.6%
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 7.668% - 7.841% (SOFR +400 bps), 8/11/28(a)	340,668	258,908
Prometric Holdings, Inc., Term Loan B, 6/25/32(b)	20,000	20,058
SGH2, LLC, Initial Dollar Term Loan, 8.172% (SOFR +450 bps), 8/18/32(a)	74,813	75,142
		354,108
Consumer Staple Products — 1.5%
Fiesta Purchaser, Inc., Second Refinancing Term Loan, 6.422% (SOFR +275 bps), 2/12/31(a)	24,813	24,144
KDC/ONE Development Corp, Inc., 2025 Refinancing Dollar Term Loan, 8/15/28(b)	40,000	38,950
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Staple Products — (Continued)
Lavender Dutch Borrowerco B.V., Term Loan, 6.935% (SOFR +325 bps), 12/30/32(a)	$ 55,000	$ 55,252
Snacking Investments Bidco Pty Ltd., Initial U.S. Term Loan, 6.667% (SOFR +300 bps), 10/29/32(a)	30,000	30,142
		148,488
Financial Services — 2.3%
BCP VI Summit Holdings LP, Initial Term Loan, 6.671% (SOFR +300 bps), 1/30/32(a)	24,937	24,958
Dragon Buyer, Inc., Term Loan, 6.422% (SOFR +275 bps), 9/30/31(a)	74,748	73,767
First Eagle Holdings, Inc., Delayed Draw Term Loan, 8/16/32(c)	7,292	7,245
First Eagle Holdings, Inc., Initial Term Loan, 7.172% (SOFR +350 bps), 8/16/32(a)	42,708	42,435
Kestra Advisor Services Holdings A, Inc., A&R Amendment No.1 Replacement Term Loan, 6.672% (SOFR +300 bps), 3/22/31(a)	49,749	49,662
Nexus Buyer, LLC, Amendment No. 9 Refinancing Term Loan, 7.172% (SOFR +350 bps), 7/31/31(a)	25,000	24,481
		222,548
Health Care — 13.0%
Aveanna Healthcare, LLC, 2025 Term Loan, 7.422% (SOFR +375 bps), 9/17/32(a)	74,813	74,885
Bausch & Lomb Corp., 2025-2 Refinancing Term Loan, 7.422% (SOFR +375 bps), 1/15/31(a)	74,650	75,303
CVET Midco 2 LP, Initial Term Loan, 8.672% (SOFR +500 bps), 10/13/29(a)	314,904	303,714
EyeCare Partners, LLC, Tranche B Term Loan, 8.34% (SOFR +471 bps), 11/30/28(a)(b)	392,675	157,561
EyeCare Partners, LLC, Tranche C Term Loan, 10.48% (SOFR +685 bps), 11/30/28(a)(d)	8,244	1,608

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
EyeCare Partners, LLC, Second Lien Initial Term Loan, 10.678% (SOFR +701 bps), 11/15/29(a)	$ 20,000	$ 4,000
Genmab A/S, Initial Term B Loan, 6.733% (SOFR +300 bps), 12/12/32(a)	35,000	35,172
Heartland Dental, LLC, 2025 Replacement Term Loan, 7.422% (SOFR +375 bps), 8/25/32(a)	97,087	97,229
Medline Borrower LP, 2030 Refinancing Term Loan, 5.422% (SOFR +175 bps), 10/23/30(a)	49,750	49,950
National Mentor Holdings, Inc., Delayed Draw Term Loan, 12/5/30(c)	29,996	30,069
National Mentor Holdings, Inc., 2025 Refinancing Term B Loan, 12/12/30(b)	70,004	70,174
Performance Health Holdings, Inc., Initial Term Loan, 7.622% (SOFR +375 bps), 3/19/32(a)	213,775	207,362
Prism Bidco, Inc., Term Loan, 8.672% (SOFR +500 bps), 10/15/32(a)	85,000	82,450
US Fertility Enterprises, LLC, Delayed Draw Term Loan, 12/10/32(c)	9,450	9,511
US Fertility Enterprises, LLC, Initial Term Loan, 7.167% (SOFR +350 bps), 12/10/32(a)	62,369	62,774
		1,261,762
Industrial Products — 2.8%
EMRLD Borrower LP, Second Amendment Incremental Term Loans, 6.122% (SOFR +225 bps), 8/4/31(a)	24,813	24,812
Engineered Machinery Holdings, Inc., 2025 Refinancing USD Term Loan, 6.922% (SOFR +325 bps), 11/26/32(a)	55,228	55,514
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 9.934% (SOFR +626 bps), 5/21/29(a)	40,000	40,400
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — (Continued)
Hillenbrand, Inc., Term Loan B, 1/22/33(b)	$ 50,000	$ 49,906
Madison IAQ, LLC, 2025 Repriced Incremental Term Loan, 11/8/32(b)	25,000	25,080
Madison Safety & Flow, LLC, 2025 Incremental Term Loan B, 6.174% (SOFR +250 bps), 9/26/31(a)	25,000	25,094
TK Elevator Midco Gmbh, (USD) Term Loan B, 6.377% (SOFR +275 bps), 4/30/30(a)	49,750	49,934
		270,740
Industrial Services — 7.5%
Apple Bidco, LLC, Term Loan, 6.172% (SOFR +250 bps), 9/23/31(a)	24,874	24,918
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 9.172% (SOFR +550 bps), 7/29/33(a)	65,000	65,325
Gloves Buyer, Inc., Initial Term Loans, 7.672% (SOFR +400 bps), 5/21/32(a)	99,750	99,397
Heron Bidco, LLC, Term Loan B, 7.738% (SOFR +400 bps), 12/10/32(a)	175,000	174,563
Infinite Bidco, LLC, First Lien Term Loan, 7.678% (SOFR +401 bps), 3/2/28(a)	196,594	194,300
Infinite Bidco, LLC, Second Lien Initial Term Loan, 10.928% (SOFR +726 bps), 3/2/29(a)	105,000	100,833
Jetblue Airways Corp., Initial Term Loan, 8.445% (SOFR +475 bps), 8/27/29(a)	44,824	43,115
Verde Purchaser, LLC, Initial Term Loan, 7.672% (SOFR +400 bps), 11/29/30(a)	24,937	24,472
		726,923
Insurance — 3.7%
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan, 6.172% (SOFR +250 bps), 9/19/31(a)	74,687	74,559

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Insurance — (Continued)
Asurion, LLC, New B-4 Term Loan, 9.036% (SOFR +536 bps), 1/20/29(a)	$ 82,430	$ 82,533
HUB International Ltd., 2025 Incremental Term Loan, 5.92% (SOFR +225 bps), 6/20/30(a)	99,559	99,686
Jones DesLauriers Insurance Management, Inc., Term Loan, 2/2/33(b)	75,000	75,105
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 6.172% (SOFR +250 bps), 7/31/31(a)	24,875	24,815
		356,698
Materials — 12.0%
Arsenal Aic Parent, LLC, 2025 Term B Loan, 6.422% (SOFR +275 bps), 8/18/30(a)	29,224	29,324
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 7.772% (SOFR +410 bps), 11/24/27(a)	46,092	43,022
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 11.522% (SOFR +785 bps), 11/24/28(a)	230,000	208,150
Clydesdale Acquisition Holdings, Inc., Term B Loan, 6.847% (SOFR +318 bps), 4/13/29(a)	101,154	100,817
Cp Iris Holdco I, Inc., Delayed Draw Commitment, 10/27/32(c)	13,741	13,683
Cp Iris Holdco I, Inc., 2025 First Lien Term B Loan (Strip), 7.672% (SOFR +400 bps), 10/27/32(a)	111,306	110,836
HP PHRG Borrower, LLC, Closing Date Term Loan, 7.672% (SOFR +400 bps), 2/20/32(a)	184,112	180,660
Iris Holding, Inc., Initial Term Loan, 8.517% (SOFR +485 bps), 6/28/28(a)	184,523	179,046
Olympus Water US Holding Corp., 2025 Incremental Term Loans, 6.922% (SOFR +325 bps), 11/3/32(a)	150,000	147,969
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — (Continued)
Qnity Electronics, Inc., Term Loan B, 5.698% (SOFR +200 bps), 11/1/32(a)	$ 25,000	$ 25,149
SCIL USA Holdings, LLC, Facility B2 Loan, 7.788% (SOFR +400 bps), 11/8/32(a)(b)	75,000	75,188
Sparta US HoldCo, LLC, Initial Term Loan, 8/2/30(b)	54,857	54,563
		1,168,407
Media — 7.1%
Auction.com, LLC, Term Loan, 10.044% (SOFR +600 bps), 5/26/28(a)	345,756	304,265
Cengage Learning, Inc., Term Loan, 6.669% - 6.674% (SOFR +300 bps), 3/24/31(a)	24,937	24,945
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 7.786% (SOFR +400 bps), 8/21/28(a)	98,790	99,020
McGraw-Hill Education, Inc., Term Loan B (2025), 6.422% (SOFR +275 bps), 8/6/31(a)	18,305	18,416
MH Sub I, LLC, Second Lien Term Loan, 9.922% (LIBOR +625 bps), 2/23/29(a)	240,000	208,351
Versant Media Group, Inc., Initial Term Loan, 7.161% (SOFR +350 bps), 1/30/31(a)	35,000	35,044
		690,041
Retail & Wholesale - Discretionary — 5.9%
CWGS 05/24/28, Initial Term Loan, 6.286% (SOFR +261 bps), 6/3/28(a)	35,000	34,654
Great Outdoors Group, LLC, Term B-3 Loan, 6.922% (SOFR +325 bps), 1/23/32(a)	24,937	24,971
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 6.672% (SOFR +300 bps), 5/4/28(a)	78,655	78,768
Restoration Hardware, Inc., 2022 Incremental Term Loan, 10/20/28(b)	209,459	209,140

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Retail & Wholesale - Discretionary — (Continued)
Sweetwater Borrower, LLC, Initial Term Loan, 8.036% (SOFR +436 bps), 8/7/28(a)	$ 76,520	$ 76,711
Wand NewCo. 3, Inc., Tranche B-2 Term Loan, 6.172% (SOFR +250 bps), 1/30/31(a)	78,304	78,355
White Cap Supply Holdings, LLC, Tranche C Term Loan, 6.922% (SOFR +325 bps), 10/19/29(a)	74,410	74,371
		576,970
Software & Technology Services — 13.4%
Access CIG, LLC, Term B Loan, 7.672% (SOFR +400 bps), 8/18/30(a)	104,737	99,413
AthenaHealth Group, Inc., Initial Term Loan, 6.422% (SOFR +275 bps), 2/15/29(a)	129,548	128,105
Azalea TopCo, Inc., 2025 Refinancing Term Loan, 6.672% (SOFR +300 bps), 4/30/31(a)	49,750	49,819
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 7.674% (SOFR +400 bps), 12/9/31(a)	84,363	83,097
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	149,024	146,509
Cyberswift US Finco, LLC, Term Loan B, 7.646% (SOFR +400 bps), 10/8/32(a)	125,000	121,563
Dayforce, Inc., Initial Term Loans, 8/20/32(b)	25,000	24,359
Fortress Intermediate 3, Inc., 2025 Term B Loan, 6.675% (SOFR +300 bps), 6/27/31(a)	24,938	24,532
Kaseya, Inc., Initial Term Loan, 8.672% (SOFR +500 bps), 3/5/33(a)	255,000	245,438
Knowbe4, Inc., Term Loan, 7.417% (SOFR +375 bps), 7/23/32(a)	130,000	125,450
Mitchell International, Inc., A&R Amendment No.1 Term Loan, 6.672% (SOFR +300 bps), 6/17/31(a)	39,798	39,027
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Project Alpha Intermediate Holding, Inc., First Lien Incremental Term Loan B, 6.922% (SOFR +325 bps), 10/28/30(a)	$ 24,874	$ 23,195
Red Planet Borrower, LLC, Initial Term Loan, 7.672% (SOFR +400 bps), 9/8/32(a)(b)	50,000	49,887
Starlight Parent, LLC, Term Loan, 7.701% (SOFR +400 bps), 4/16/32(a)	119,700	111,321
Trio Bidco, Inc., Delayed Term Loan, 10/29/32(c)	3,062	3,035
Trio Bidco, Inc., Term Loan B, 7.672% (SOFR +400 bps), 10/29/32(a)	29,092	28,838
		1,303,588
Technology Hardware & Semiconductors — 4.9%
Altar Bidco, Inc., Initial Term Loan, 2/1/29(b)	50,000	49,488
Altar Bidco, Inc., Second Lien Initial Term Loan, 2/1/30(a)(b)	285,000	270,750
Bingo Holdings I, LLC, Term Loan, 8.422% (SOFR +475 bps), 6/30/32(a)	164,588	162,324
		482,562
Telecommunications — 0.3%
Crown Subsea Communications Holding, Inc., 2025 Term Loan, 7.172% (SOFR +350 bps), 1/30/31(a)	25,000	25,109
Utilities — 0.5%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 7.422% (SOFR +375 bps), 5/1/31(a)(b)	50,000	50,086
TOTAL SENIOR LOANS (Cost $8,395,535)		8,089,098
CORPORATE BONDS† — 16.7%
Consumer Discretionary Products — 3.4%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(e)	210,000	187,234
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(e)	290,000	143,279
		330,513

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Concluded)
January 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Discretionary Services — 2.3%
Fertitta Entertainment, LLC, 6.75%, 1/15/30(e)	$ 50,000	$ 47,420
Scientific Games Holdings LP, 6.625%, 3/1/30(e)	190,000	173,351
		220,771
Consumer Staple Products — 0.7%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(e)	65,000	65,876
Health Care — 1.1%
National Mentor Holdings, Inc., 10.50%, 12/15/30(e)	100,000	103,426
Insurance — 0.6%
Asurion, LLC and Asurion Co.-Issuer, Inc., 8.375%, 2/1/34(e)	60,000	60,598
Materials — 5.3%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(e)	330,000	287,587
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(e)	385,000	228,112
		515,699
Software & Technology Services — 2.3%
AthenaHealth Group, Inc., 6.50%, 2/15/30(e)	85,000	82,522
CoreWeave, Inc., 9.25%, 6/1/30(e)	95,000	93,571
CoreWeave, Inc., 9.00%, 2/1/31(e)	55,000	53,351
		229,444
Telecommunications — 1.0%
APLD ComputeCo, LLC, 9.25%, 12/15/30(e)	95,000	98,796
TOTAL CORPORATE BONDS (Cost $1,905,606)		1,625,123
	Number of Shares	Value
SHORT-TERM INVESTMENT — 7.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(f)	748,681	$ 748,681

TOTAL SHORT-TERM INVESTMENT (Cost $748,681)		748,681

TOTAL INVESTMENTS - 107.5% (Cost $11,049,822)		10,462,902
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.5)%		(729,429)
NET ASSETS - 100.0%		$9,733,473

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	All or a portion of this Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	All or a portion of this senior loan position is unfunded as of January 31, 2026. The Fund had approximately $63,543 in unfunded commitments pursuant to Delayed Draw Term Loan facilities.
(d)	Security is deemed illiquid at January 31, 2026.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2026, these securities amounted to $1,625,123 or 16.70% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(f)	Rate disclosed is the 7-day yield at January 31, 2026.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN HIGH INCOME ETF
Portfolio of Investments
January 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 85.1%
Consumer Discretionary Products — 6.5%
Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	$135,000	$ 141,525
Amer Sports Co., 6.75%, 2/16/31(a)	235,000	244,969
Beach Acquisition Bidco, LLC, 10.00% (10% Cash / 10.75% PIK), 7/15/33(a)	258,241	284,612
Champ Acquisition Corp., 8.375%, 12/1/31(a)	105,000	112,208
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	310,000	276,393
Masterbrand, Inc., 7.00%, 7/15/32(a)	115,000	119,353
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	285,000	140,809
Thor Industries, Inc., 4.00%, 10/15/29(a)	120,000	115,497
		1,435,366
Consumer Discretionary Services — 8.3%
1011778 BC ULC, 4.375%, 1/15/28(a)	50,000	49,731
1011778 BC ULC, 4.00%, 10/15/30(a)	85,000	81,016
Caesars Entertainment, Inc., 6.50%, 2/15/32(a)	385,000	393,860
Fertitta Entertainment, LLC, 6.75%, 1/15/30(a)	115,000	109,065
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	55,000	54,339
Light & Wonder International, Inc., 6.25%, 10/1/33(a)	165,000	167,140
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	420,000	383,197
Six Flags Entertainment Corp., 5.25%, 7/15/29	105,000	100,877
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	60,000	59,252
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	50,000	51,119
Station Casinos, LLC, 4.625%, 12/1/31(a)	110,000	105,694
Station Casinos, LLC, 6.625%, 3/15/32(a)	145,000	148,414
Yum! Brands, Inc., 5.375%, 4/1/32	135,000	136,815
		1,840,519
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Staple Products — 3.4%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	$110,000	$ 113,212
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	250,000	253,370
Post Holdings, Inc., 6.25%, 10/15/34(a)	195,000	196,526
Simmons Foods, Inc., 4.625%, 3/1/29(a)	195,000	188,053
		751,161
Financial Services — 4.0%
EZCORP, Inc., 7.375%, 4/1/32(a)	75,000	80,080
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	335,000	343,183
JSG Finance, Inc., 7.125%, 4/30/31(a)	140,000	147,241
VFH Parent, LLC, 7.50%, 6/15/31(a)	115,000	120,533
WEX, Inc., 6.50%, 3/15/33(a)	205,000	209,367
		900,404
Health Care — 9.1%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	315,000	311,532
Global Medical Response, Inc., 7.375%, 10/1/32(a)	275,000	284,367
Insulet Corp., 6.50%, 4/1/33(a)	165,000	171,804
Molina Healthcare, Inc., 6.50%, 2/15/31(a)	25,000	25,648
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	135,000	136,021
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)	180,000	186,167
Option Care Health, Inc., 4.375%, 10/31/29(a)	170,000	166,470
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	140,000	140,511
Select Medical Corp., 6.25%, 12/1/32(a)	145,000	141,138
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	155,000	163,269
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	205,000	206,201
Tenet Healthcare Corp., 6.125%, 10/1/28	84,000	84,133
		2,017,261
Industrial Products — 6.5%
ATS Corp., 4.125%, 12/15/28(a)	110,000	107,436

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
Axon Enterprise, Inc., 6.25%, 3/15/33(a)	$115,000	$ 119,219
EMRLD Borrower LP, 6.625%, 12/15/30(a)	100,000	103,629
EMRLD Borrower LP, 6.75%, 7/15/31(a)	100,000	105,084
Esab Corp., 6.25%, 4/15/29(a)	105,000	107,992
Goat Holdco, LLC, 6.75%, 2/1/32(a)	290,000	297,941
LSF12 Helix Parent, LLC, 7.125%, 2/1/33(a)	40,000	40,271
Madison IAQ, LLC, 5.875%, 6/30/29(a)	220,000	219,875
TransDigm, Inc., 6.375%, 5/31/33(a)	170,000	173,184
TransDigm, Inc., 6.75%, 1/31/34(a)	165,000	170,863
		1,445,494
Industrial Services — 3.4%
AMN Healthcare, Inc., 4.00%, 4/15/29(a)	105,000	100,462
AMN Healthcare, Inc., 6.50%, 1/15/31(a)	170,000	172,382
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	305,000	307,157
JetBlue Airways Corp., 9.875%, 9/20/31(a)	60,000	60,379
Raven Acquisition Holdings, LLC, 6.875%, 11/15/31(a)	115,000	115,306
		755,686
Insurance — 4.0%
Alliant Holdings Intermediate, LLC, 6.50%, 10/1/31(a)	135,000	138,823
Asurion, LLC and Asurion Co.-Issuer, Inc., 8.375%, 2/1/34(a)	135,000	136,345
HUB International Ltd., 7.375%, 1/31/32(a)	210,000	220,119
Jones Deslauriers Insurance Management, Inc., 6.875%, 10/1/33(a)	280,000	273,130
Panther Escrow Issuer, LLC, 7.125%, 6/1/31(a)	115,000	118,520
		886,937
Materials — 17.2%
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(a)	125,000	131,530
Arsenal AIC Parent, LLC, 8.00%, 10/1/30(a)	200,000	212,055
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Avient Corp., 6.25%, 11/1/31(a)	$245,000	$ 252,132
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	700,000	610,033
Celanese US Holdings, LLC, 6.75%, 4/15/33	110,000	111,486
Century Aluminum Co., 6.875%, 8/1/32(a)	100,000	103,746
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(a)	160,000	164,393
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(a)	155,000	161,869
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(a)	160,000	161,881
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	145,000	145,956
Compass Minerals International, Inc., 8.00%, 7/1/30(a)	300,000	317,934
Huntsman International, LLC, 5.70%, 10/15/34	50,000	46,776
Ingevity Corp., 3.875%, 11/1/28(a)	150,000	145,998
Olympus Water US Holding Corp., 7.25%, 2/15/33(a)	215,000	213,834
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	395,000	234,037
Quikrete Holdings, Inc., 6.75%, 3/1/33(a)	190,000	197,487
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	395,000	395,153
Toucan FinCo Ltd., 9.50%, 5/15/30(a)	170,000	164,221
TriMas Corp., 4.125%, 4/15/29(a)	65,000	63,389
		3,833,910
Media — 6.9%
CCO Holdings, LLC, 4.50%, 5/1/32	85,000	76,409
CCO Holdings, LLC , 4.50%, 6/1/33(a)	225,000	196,368
CCO Holdings, LLC , 4.25%, 1/15/34(a)	230,000	194,715
Clear Channel Outdoor Holdings, Inc., 7.50%, 3/15/33(a)	105,000	111,635
Lamar Media Corp., 5.375%, 11/1/33(a)	285,000	284,500
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	195,000	197,288
McGraw-Hill Education, Inc., 7.375%, 9/1/31(a)	140,000	147,272

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	$175,000	$ 170,934
Outfront Media Capital, LLC, 7.375%, 2/15/31(a)	90,000	94,838
Warnermedia Holdings, Inc., 5.05%, 3/15/42	95,000	67,331
		1,541,290
Oil & Gas — 2.6%
Archrock Partners LP, 6.625%, 9/1/32(a)	115,000	119,290
Harvest Midstream I LP, 7.50%, 9/1/28(a)	115,000	116,641
Sunoco LP, 4.625%, 5/1/30(a)	65,000	63,420
Teine Energy Ltd., 6.875%, 4/15/29(a)	195,000	196,051
Venture Global LNG, Inc., 9.875%, 2/1/32(a)	45,000	47,608
Venture Global Plaquemines LNG, LLC, 6.75%, 1/15/36(a)	40,000	41,920
		584,930
Retail & Wholesale - Discretionary — 2.8%
Avis Budget Car Rental, LLC, 8.25%, 1/15/30(a)	45,000	46,608
Avis Budget Car Rental, LLC, 8.375%, 6/15/32(a)	45,000	46,298
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	120,000	114,443
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(a)	150,000	149,805
Patrick Industries, Inc., 6.375%, 11/1/32(a)	40,000	40,970
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	155,000	163,142
Wayfair, LLC, 6.75%, 11/15/32(a)	65,000	67,230
		628,496
Software & Technology Services — 4.9%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	415,000	402,905
CoreWeave, Inc., 9.00%, 2/1/31(a)	385,000	373,454
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	200,000	197,314
Insight Enterprises, Inc., 6.625%, 5/15/32(a)	115,000	117,820
		1,091,493
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology Hardware & Semiconductors — 1.0%
Coherent Corp., 5.00%, 12/15/29(a)	$120,000	$ 119,597
Zebra Technologies Corp., 6.50%, 6/1/32(a)	105,000	108,231
		227,828
Telecommunications — 4.5%
APLD ComputeCo, LLC, 9.25%, 12/15/30(a)	220,000	228,791
Cipher Compute, LLC, 7.125%, 11/15/30(a)	215,000	221,820
Telecom Italia Capital SA, 7.721%, 6/4/38	190,000	212,488
WULF Compute, LLC, 7.75%, 10/15/30(a)	315,000	328,791
		991,890
TOTAL CORPORATE BONDS (Cost $19,084,569)		18,932,665
SENIOR LOANS† — 10.5%
Consumer Discretionary Products — 0.8%
MajorDrive Holdings IV, LLC, Initial Term Loan, 7.934% (SOFR +426 bps), 6/1/28(b)	153,960	147,032
WH Borrower, LLC, Term Loan B, 8.389% (SOFR +450 bps), 2/20/32(b)	29,850	29,962
		176,994
Consumer Discretionary Services — 0.1%
SGH2, LLC, Initial Dollar Term Loan, 8.172% (SOFR +450 bps), 8/18/32(b)	24,938	25,047
Health Care — 2.6%
CVET Midco 2 LP, Initial Term Loan, 8.672% (SOFR +500 bps), 10/13/29(b)	491,619	474,149
Heartland Dental, LLC, 2025 Replacement Term Loan, 7.422% (SOFR +375 bps), 8/25/32(b)	104,111	104,263
		578,412

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — 1.3%
Gloves Buyer, Inc., Initial Term Loans, 7.672% (SOFR +400 bps), 5/21/32(b)	$ 74,813	$ 74,548
Infinite Bidco, LLC, First Lien Term Loan, 7.678% (SOFR +401 bps), 3/2/28(b)	218,274	215,728
		290,276
Insurance — 0.6%
Asurion, LLC, New B-4 Term Loan, 9.036% (SOFR +536 bps), 1/20/29(b)	131,495	131,660
Materials — 1.3%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 7.772% (SOFR +410 bps), 11/24/27(b)	114,378	106,760
HP PHRG Borrower, LLC, Closing Date Term Loan, 7.672% (SOFR +400 bps), 2/20/32(b)	74,736	73,335
Iris Holding, Inc., Initial Term Loan, 8.517% (SOFR +485 bps), 6/28/28(b)	104,729	101,621
		281,716
Media — 1.2%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 7.786% (SOFR +400 bps), 8/21/28(b)	195,000	195,453
MH Sub I, LLC, Second Lien Term Loan, 9.922% (LIBOR +625 bps), 2/23/29(b)	90,000	78,132
		273,585
Retail & Wholesale - Discretionary — 0.2%
White Cap Supply Holdings, LLC, Tranche C Term Loan, 6.922% (SOFR +325 bps), 10/19/29(b)	49,499	49,472
Software & Technology Services — 2.4%
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 7.674% (SOFR +400 bps), 12/9/31(b)	39,700	39,104
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	168,725	165,878
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Kaseya, Inc., Initial Term Loan, 8.672% (SOFR +500 bps), 3/5/33(b)	$280,000	$ 269,500
Starlight Parent, LLC, Term Loan, 7.701% (SOFR +400 bps), 4/16/32(b)	54,863	51,022
		525,504
Technology Hardware & Semiconductors — 0.0%
Altar Bidco, Inc., Second Lien Initial Term Loan, 2/1/30(c)	10,000	9,500
TOTAL SENIOR LOANS (Cost $2,325,336)		2,342,166
	Number of Shares
SHORT-TERM INVESTMENT — 1.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(d)	261,924	261,924

TOTAL SHORT-TERM INVESTMENT (Cost $261,924)		261,924

TOTAL INVESTMENTS - 96.8% (Cost $21,671,829)		21,536,755
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%		718,230
NET ASSETS - 100.0%		$22,254,985

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2026, these securities amounted to $18,096,350 or 81.31% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(b)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

POLEN HIGH INCOME ETF
Portfolio of Investments (Concluded)
January 31, 2026
(Unaudited)
(c)	All or a portion of this Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(d)	Rate disclosed is the 7-day yield at January 31, 2026.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

POLEN FOCUS GROWTH ETF
Portfolio of Investments
January 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.7%
Credit Services — 9.9%
Mastercard, Inc., Class A	9,869	$ 5,317,319
Visa, Inc., Class A	15,493	4,986,112
		10,303,431
Diagnostics & Research — 3.1%
IDEXX Laboratories, Inc.*	4,761	3,192,060
Drug Manufacturers - General — 6.0%
Eli Lilly & Co.	6,025	6,248,829
Drug Manufacturers - Specialty & Generic — 3.4%
Zoetis, Inc.	28,122	3,510,188
Financial Data & Stock Exchanges — 3.5%
MSCI, Inc.	6,027	3,671,769
Information Technology Services — 2.5%
Accenture PLC, Class A	9,744	2,568,908
Insurance Brokers — 2.7%
Aon PLC, Class A	8,038	2,810,406
Internet Content & Information — 6.0%
Alphabet, Inc., Class C	18,300	6,195,099
Internet Retail — 9.5%
Amazon.com, Inc.*	40,957	9,801,010
Medical Devices — 1.9%
Boston Scientific Corp.*	20,559	1,922,883
Medical Instruments & Supplies — 2.2%
Intuitive Surgical, Inc.*	4,559	2,298,739
Real Estate Services — 3.1%
CoStar Group, Inc.*	51,910	3,192,465
Restaurants — 2.9%
Starbucks Corp.	32,543	2,992,329
Semiconductors — 10.0%
Broadcom, Inc.	17,419	5,770,915
NVIDIA Corp.	24,236	4,632,226
		10,403,141
Software Application — 12.9%
Intuit, Inc.	6,024	3,005,494
Paycom Software, Inc.	8,859	1,193,750
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
ServiceNow, Inc.*	28,244	$ 3,304,830
Shopify, Inc., Class A*	33,224	4,359,986
Uber Technologies, Inc.*	18,402	1,473,080
		13,337,140
Software Infrastructure — 15.1%
Microsoft Corp.	18,310	7,878,610
Oracle Corp.	33,575	5,525,774
Synopsys, Inc.*	4,898	2,278,133
		15,682,517
Travel Services — 2.0%
Airbnb, Inc., Class A*	15,737	2,035,896
TOTAL COMMON STOCKS (Cost $78,992,456)		100,166,810
SHORT-TERM INVESTMENT — 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(a)	3,457,966	3,457,966

TOTAL SHORT-TERM INVESTMENT (Cost $3,457,966)		3,457,966

TOTAL INVESTMENTS - 100.0% (Cost $82,450,422)		103,624,776
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(17,885)
NET ASSETS - 100.0%		$103,606,891

(a)	Rate disclosed is the 7-day yield at January 31, 2026.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

POLEN ETF FUNDS
Notes to the Quarterly Portfolio of Investments
January 31, 2026
(Unaudited)
A. Portfolio Valuation:
The net asset value (“NAV”) for each of the Funds is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by each Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS, ICE BofA or GICS, as applicable, for other purposes.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

POLEN ETF FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of January 31, 2026, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Floating Rate Income ETF
Assets
Senior Loans*	$8,089,098	$—	$8,089,098	$—
Corporate Bonds*	1,625,123	—	1,625,123	—
Short-Term Investment	748,681	748,681	—	—
Total Assets	$10,462,902	$748,681	$9,714,221	$—
Polen High Income ETF
Assets
Corporate Bonds*	$18,932,665	$—	$18,932,665	$—
Senior Loans*	2,342,166	—	2,342,166	—
Short-Term Investment	261,924	261,924	—	—
Total Assets	$21,536,755	$261,924	$21,274,831	$—
Polen Focus Growth ETF
Assets
Common Stocks*	$100,166,810	$100,166,810	$—	$—
Short-Term Investment	3,457,966	3,457,966	—	—
Total Assets	$103,624,776	$103,624,776	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

POLEN ETF FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2026
(Unaudited)
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their respective net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their respective net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent annual report filed with the Securities and Exchange Commission.